Stock Based Compensation - weighted average grant-date fair Additional (Details) - $ / shares	Dec. 31, 2021	Jan. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issuable Upon Exercise of Warrant	16,877,907		1,937,260
Finback BDA
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issuable Upon Exercise of Warrant	2,269,017	2,552,913
Warrants exercise price		$ 0.42